Document and Entity Information	Mar. 03, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Feb. 14, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Feb. 26, 2025
Prospectus Date	Mar. 03, 2025
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Innovator Equity Defined Protection ETF - 1 Yr March | Innovator Equity Defined Protection ETF - 1 Yr March
Prospectus:
Trading Symbol	ZMAR